Note 9 - Derivatives - Note Conversion Feature (Details) - Reconciliation of Derivative Liability (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 30, 2011
Reconciliation of Derivative Liability [Abstract]0
Fair Value at	$ 658,453	$ 364,802		$ 442,311
Decrease in value	(236,031)	(304,994)	(131,397)
Addition	173,167	674,167	952,214
Reclassification from liability to equity as a result of note conversions and repayment	(47,635)	(75,522)	(898,326)
Fair Value at	$ 547,954	$ 658,453		$ 442,311